Regulatory Matters	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Regulatory Matters
Note 12:	Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in these consolidated financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital to average assets (as defined). Management believes, as of December 31, 2013 and 2012, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2013, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013
Total risk-based capital (to risk-weighted assets)	$38,766	18.15%	$17,089	8.0%	$21,361	10.0%

Tier I capital (to risk-weighted assets)	36,087	16.89	8,544	4.0	12,817	6.0

Tier I capital (to average assets)	36,087	11.51	12,546	4.0	15,682	5.0

Tangible capital (to adjusted tangible assets)	36,087	11.51	4,705	1.5	—	N/A

As of December 31, 2012
Total risk-based capital (to risk-weighted assets)	$36,620	17.72%	$16,535	8.0%	$20,668	10.0%

Tier I capital (to risk-weighted assets)	34,027	16.46	8,267	4.0	12,401	6.0

Tier I capital (to average assets)	34,027	10.89	12,503	4.0	15,628	5.0

Tangible capital (to adjusted tangible assets)	34,027	10.89	4,689	1.5	—	N/A

             The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2013	2012

Bank equity	$37,427	$39,650
Less net unrealized gain (loss)	(1,387)	2,896
Less disallowed goodwill	2,727	2,727

Tier 1 capital	36,087	34,027

Plus allowance for loan losses	2,679	2,593

Total risked-based capital	$38,766	$36,620

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. As of December 31, 2013, the Bank has $7,900,000 available for the payment of dividends without prior regulatory approval.